Property, Plant and Equipment - Property, plant and equipment is distributed among geographical areas (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment
Right-of-use assets	€ 10,499	€ 11,525	€ 10,941
Total	36,699	30,610	€ 22,715
Germany
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	26,063	18,933
Right-of-use assets	10,033	11,525
United Kingdom
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	97	100
United States
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	23	38
Switzerland
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	12	€ 14
Spain
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	5
Right-of-use assets	€ 466